Leases (Schedule Of Future Minimum Lease Payments For Operating Leases) (Details) (USD $)	Oct. 31, 2013
Leases [Abstract]
2014	$ 339,576
2015	342,696
2016	209,130
2017	16,413
Total	$ 907,815